CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 TWD ($) $ / shares	Dec. 31, 2023 TWD ($) $ / shares
Statements [Line Items]
NET REVENUE	$ 3,809,054.3	$ 121,423.5	$ 2,894,307.7	$ 2,161,735.8
COST OF REVENUE	1,527,760.3	48,701.3	1,269,954.1	986,625.2
GROSS PROFIT	2,281,294.0	72,722.2	1,624,353.6	1,175,110.6
OPERATING EXPENSES
Research and development	246,427.2	7,855.5	204,181.8	182,370.2
General and administrative	82,304.3	2,623.7	83,745.0	60,872.8
Marketing	16,918.1	539.3	13,143.6	10,590.7
Total operating expenses	345,649.6	11,018.5	301,070.4	253,833.7
OTHER OPERATING INCOME AND EXPENSES, NET	447.3	14.2	(1,230.2)	188.7
INCOME FROM OPERATIONS	1,936,091.7	61,717.9	1,322,053.0	921,465.6
NON-OPERATING INCOME AND EXPENSES
Share of profits of associates	5,488.5	174.9	4,880.7	4,800.2
Interest Income	105,739.1	3,370.7	87,213.4	60,293.9
Other income	591.7	18.9	566.9	480.0
Foreign exchange gain (loss), net	13,831.3	440.9	10,000.8	(2,685.4)
Finance costs	(12,370.4)	(394.3)	(10,495.4)	(11,999.4)
Other gains and losses, net	(7,717.2)	(246.0)	(8,379.4)	6,961.6
Total non-operating income and expenses	105,563.0	3,365.1	83,787.0	57,850.9
INCOME BEFORE INCOME TAX	2,041,654.7	65,083.0	1,405,840.0	979,316.5
INCOME TAX EXPENSE	346,529.8	11,046.5	248,316.1	128,288.8
NET INCOME	1,695,124.9	54,036.5	1,157,523.9	851,027.7
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit obligation	(693.3)	(22.1)	144.4	(623.4)
Unrealized gain on investments in equity instruments at fair value through other comprehensive income	745.3	23.8	5,091.9	1,954.6
Gain (loss) on hedging instruments	(31.0)	(1.0)	5.0	39.9
Share of other comprehensive income (loss) of associates	(113.2)	(3.6)	(69.4)	42.6
Income tax benefit (expense) related to items that will not be reclassified subsequently	138.6	4.4	(38.9)	124.6
Items that will not be reclassified subsequently to profit or loss:	46.4	1.5	5,133.0	1,538.3
Items that may be reclassified subsequently to profit or loss:
Exchange differences arising on translation of foreign operations	(60,951.7)	(1,943.0)	64,299.7	(14,464.4)
Unrealized gain on investments in debt instruments at fair value through other comprehensive income	4,689.0	149.4	1,949.9	4,123.2
Loss on hedging instruments	(81.2)	(2.6)	(80.2)	(74.7)
Share of other comprehensive income (loss) of associates	(29.0)	(0.9)	283.3	63.9
Items that may be reclassified subsequently to profit or loss:	(56,372.9)	(1,797.1)	66,452.7	(10,352.0)
Other comprehensive income (loss), net of income tax	(56,326.5)	(1,795.6)	71,585.7	(8,813.7)
Total comprehensive income (loss)	1,638,798.4	52,240.9	1,229,109.6	842,214.0
NET INCOME (LOSS) ATTRIBUTABLE TO:
Shareholders of the parent	1,697,604.0	54,115.5	1,158,380.2	851,740.0
Non-controlling interests	(2,479.1)	(79.0)	(856.3)	(712.3)
NET INCOME	1,695,124.9	54,036.5	1,157,523.9	851,027.7
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO:
Shareholders of the parent	1,640,975.3	52,310.3	1,230,949.1	843,751.9
Non-controlling interests	(2,176.9)	(69.4)	(1,839.5)	(1,537.9)
Total comprehensive income (loss)	$ 1,638,798.4	$ 52,240.9	$ 1,229,109.6	$ 842,214.0
EARNINGS PER SHARE
Basic earnings per share (in NT$/USD per share) | (per share)	$ 65.47	$ 2.09	$ 44.68	$ 32.85
Diluted earnings per share (in NT$/USD per share) | (per share)	65.47	2.09	44.67	32.85
American depositary shares
EARNINGS PER SHARE
Basic earnings per share (in NT$/USD per share) | (per share)	327.37	10.44	223.39	164.24
Diluted earnings per share (in NT$/USD per share) | (per share)	$ 327.34	$ 10.43	$ 223.37	$ 164.24